Organization and Principal Activities (Details)			12 Months Ended
	Dec. 27, 2023 USD ($)	Dec. 22, 2020 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Oct. 25, 2023 CNY (¥)	Mar. 03, 2022 USD ($)	Dec. 21, 2020 $ / shares shares	Nov. 10, 2020 $ / shares shares	Oct. 13, 2015 USD ($)	Oct. 13, 2015 HKD ($)	Dec. 24, 2001 USD ($)	Nov. 18, 2000 CNY (¥)	Dec. 05, 1991 CNY (¥)
Organization and Principal Activities [Line Items]
Registered capital										$ 8,109,513	$ 63,254,200
Ordinary shares, shares issued			31,904,468	23,940,000
Ordinary shares par value (in Dollars per share) | $ / shares			$ 0.0005	$ 0.0005
Surrendered shares for cancellation								49,999
Preferred shares par value (in Dollars per share) | $ / shares			$ 0.0005	$ 0.0005
Preferred shares authorized			20,000,000	20,000,000
Ordinary shares authorized			80,000,000	80,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Issued shares total		1,425,000
Total consideration (in Dollars) | $	$ 6,000,000	$ 1,616,971			$ 34,529,644
Yongjun Liu [Member]
Organization and Principal Activities [Line Items]
Ordinary shares, shares issued									50,000
Ordinary shares par value (in Dollars per share) | $ / shares									$ 1
Preferred shares par value (in Dollars per share) | $ / shares								$ 0.0005
Preferred shares authorized								20,000,000
Ordinary shares authorized								80,000,000
Kang Fu [Member]
Organization and Principal Activities [Line Items]
Registered capital | $							$ 50,602,400					$ 602,400
Ownership percentage			100.00%					100.00%		100.00%	100.00%
Huada [Member]
Organization and Principal Activities [Line Items]
Registered capital | ¥														¥ 51,390,000
Yada [Member]
Organization and Principal Activities [Line Items]
Registered capital | ¥													¥ 50,000,000
Hainan Ruiying technology Co., Ltd. (“Hainan Ruiying”) [Member]
Organization and Principal Activities [Line Items]
Ownership percentage						51.00%
Hainan [Member]
Organization and Principal Activities [Line Items]
Registered capital | ¥						¥ 10,000,000
Share Issuance [Member]
Organization and Principal Activities [Line Items]
Ordinary shares, shares issued			18,575,000					2,640,000
Ordinary shares par value (in Dollars per share) | $ / shares								$ 0.0005
Preferred shares authorized			20,000,000
Ordinary shares authorized			80,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Share Issuance [Member] | Yongjun Liu [Member]
Organization and Principal Activities [Line Items]
Ordinary shares, shares issued								15,933,000
Preferred shares par value (in Dollars per share) | $ / shares								$ 1
Preferred shares authorized								2,000